Selling, general and administrative expenses - Employee Benefit Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Wages and salaries	¥ 3,294	¥ 2,271	¥ 2,009
Social security contributions	498	302	244
Share-based compensation	1,320	0	0
Termination benefits	282	39	1
Other	54	5	28
Total	¥ 5,448	¥ 2,617	¥ 2,282